Schedule of revenue (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 6,551	$ 8,950	$ 8,667	$ 8,825
Mobility [Member]
Disaggregation of Revenue [Line Items]
Revenue	4,236	5,787	5,866	6,510
Quick Commerce [Member]
Disaggregation of Revenue [Line Items]
Revenue	162	221	146	92
Membership [Member]
Disaggregation of Revenue [Line Items]
Revenue	421	575	616	606
Advertising Initiatives [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,669	2,280	2,025	1,617
Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 63	$ 87	$ 14